Retirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components Of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost for the three months ended March 31, 2013 and 2012 (in millions):

	Pension Benefits
	Three Months Ended March 31,
	2013	2012
Components of net periodic benefit cost
Service cost	$1	$104
Interest cost	163	191
Expected return on assets	(180)	(166)
Amortization of:
Prior service cost	7	4
Unrecognized net (gain) loss	23	61

Net periodic benefit cost	$14	$194

	Retiree Medical and Other Benefits
	Three Months Ended March 31,
	2013	2012
Components of net periodic benefit cost
Service cost	$—	$15
Interest cost	13	38
Expected return on assets	(4)	(4)
Amortization of:
Prior service cost	(61)	(7)
Unrecognized net (gain) loss	(2)	(2)

Net periodic benefit cost	$(54)	$40

The following tables provide the components of net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 (in millions):

	Pension Benefits
	2012	2011	2010
Components of net periodic benefit cost
Defined benefit plans:
Service cost	$341	$386	$366
Interest cost	729	757	737
Expected return on assets	(676)	(657)	(593)
Curtailments	58	—	—
Amortization of:
Prior service cost	10	13	13
Unrecognized net loss	211	154	154

Net periodic benefit cost for defined benefit plans	673	653	677
Defined contribution plans	218	179	168

	$891	$832	$845

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $77 million.

	Retiree Medical and Other Benefits
	2012	2011	2010
Components of net periodic benefit cost
Service cost	$46	$61	$60
Interest cost	128	174	165
Expected return on assets	(17)	(20)	(18)
Curtailments	(124)	—	—
Amortization of:
Prior service cost	(82)	(28)	(19)
Unrecognized net loss (gain)	(9)	(9)	(10)

Net periodic benefit cost	$(58)	$178	$178

Schedule of Changes in Projected Benefit Obligations

The following table provides a reconciliation of the changes in the pension and retiree medical and other benefit obligations and fair value of assets for the years ended December 31, 2012 and 2011, and a statement of funded status as of December 31, 2012 and 2011 (in millions):

	Pension Benefits		Retiree Medical and Other Benefits
	2012	2011	2012	2011
Reconciliation of benefit obligation
Obligation at January 1	$14,568	$12,968	$3,122	$3,097
Service cost	341	386	46	61
Interest cost	729	757	128	174
Actuarial (gain) loss	2,345	1,237	104	(63)
Plan amendments	301	—	(1,904)	(3)
Curtailments	(1,841)	—	33	—
Benefit payments	(548)	(780)	(117)	(144)

Obligation at December 31	$15,895	$14,568	$1,412	$3,122

Schedule of Changes in Fair Value of Plan Assets
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	$8,132	$7,773	$205	$234
Actual return on plan assets	1,204	614	26	(6)
Employer contributions	277	525	97	121
Benefit payments	(548)	(780)	(117)	(144)

Fair value of plan assets at December 31	$9,065	$8,132	$211	$205

Funded status at December 31	$(6,830)	$(6,436)	$(1,201)	$(2,917)

Schedule Of Amounts Recognized In Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets
Current liability	$21	$2	$—	$147
Noncurrent liability	6,809	6,434	1,201	2,770

	$6,830	$6,436	$1,201	$2,917

Schedule Of Amounts Recognized In Other Comprehensive Loss
Amounts recognized in other comprehensive loss
Net actuarial loss (gain)	$3,943	$4,179	$(78)	$(181)
Prior service cost (credit)	301	68	(1,844)	(179)

	$4,244	$4,247	$(1,922)	$(360)

Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets

For plans with accumulated benefit obligations exceeding the fair value of plan assets	Pension Benefits		Retiree Medical and Other Benefits
	2012	2011	2012	2011
Projected benefit obligation (PBO)	$15,895	$14,568	$—	$—
Accumulated benefit obligation (ABO)	15,866	12,935	—	—
Accumulated postretirement benefit obligation (APBO)	—	—	1,412	3,122
Fair value of plan assets	9,065	8,132	211	205
ABO less fair value of plan assets	6,801	4,803	—	—

Schedule Of Assumption Used

	Pension Benefits		Retiree Medical and Other Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations as of December 31
Discount rate	4.20%	5.20%	3.80%	4.89%
Salary scale (ultimate)	—	3.78	—	—

	Pension Benefits		Retiree Medical and Other Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31
Discount rate 1/1/2012—9/30/2012	5.20%	5.80%	4.89%	5.69%
Discount rate 10/1/2012—12/31/2012	4.10%	5.80%	3.80%	5.69%
Salary scale (ultimate) 1/1—9/30/2012	3.78	3.78	—	—
Salary scale (ultimate) 10/1/2012—12/31/2012	—	3.78	—	—
Expected return on plan assets	8.25	8.50	8.25	8.50

Schedule Of Target Asset Allocation

The current strategic target asset allocation is as follows:

Asset Class/Sub-Class	Allowed Range
Equity	60% - 70%
Public:
U.S. Value	18% - 33%
International Value	14% - 24%
Emerging Markets	5% - 11%
Alternative Investments	0% - 18%
Fixed Income	30% - 40%
U.S. Long Duration	30% - 40%
Other	0% - 5%
Cash Equivalents	0% - 5%

Changes In Fair Value Measurements Of Level 3 Investments

Changes in fair value measurements of Level 3 investments during the year ended December 31, 2012, were as follows:

	Private Equity Partnerships	Insurance Group Annuity Contracts
Beginning balance at December 31, 2011	$920	$2
Actual return on plan assets:
Relating to assets still held at the reporting date	20
Relating to assets sold during the period	102
Purchases	96
Sales	(224)

Ending balance at December 31, 2012	$914	$2

Changes in fair value measurements of Level 3 investments during the year ended December 31, 2011, were as follows:

	Private Equity Partnerships	Insurance Group Annuity Contracts
Beginning balance at December 31, 2010	$795	$3
Actual return on plan assets:
Relating to assets still held at the reporting date	53
Relating to assets sold during the period	48
Purchases	146
Sales	(122)	(1)

Ending balance at December 31, 2011	$920	$2

Schedule of Health Care Cost Trend Rates

	2012	2011
Assumed health care trend rates at December 31
Health care cost trend rate assumed for next year	7.0%	7.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2018	2018

Schedule Of One Percentage Point Change In Assumed Health Care Cost Trend Rates

A one percentage point change in the assumed health care cost trend rates would have the following effects (in millions):

	One Percent Increase	One Percent Decrease
Impact on 2012 service and interest cost	$15	$(16)
Impact on postretirement benefit obligation as of December 31, 2012	60	(63)

Schedule of Expected Benefit Payments

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid:

	Pension	Retiree Medical and Other
2013	$620	$135
2014	620	131
2015	645	124
2016	663	117
2017	699	110
2018—2022	4,011	450

Other Postretirement Benefit Plans, Defined Benefit
Schedule of Allocation of Plan Assets

The fair values of the Company’s other postretirement benefit plan assets at December 31, 2012 by asset category were as follows:

	Fair Value Measurements at December 31, 2012 (in millions)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category
Money market fund	$9	$—	$—	$9
Unitized mutual funds	—	202	—	202

Total	$9	$202	$—	$211

The fair values of the Company’s other postretirement benefit plan assets at December 31, 2011 by asset category were as follows:

	Fair Value Measurements at December 31, 2011 (in millions)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category
Money market fund	$4	$—	$—	$4
Unitized mutual funds	—	201	—	201

Total	$4	$201	$—	$205

Pension Plans, Defined Benefit
Schedule of Allocation of Plan Assets

The fair values of the Company’s pension plan assets at December 31, 2012 and 2011, by asset category are as follows:

	Fair Value Measurements at December 31, 2012 (in millions)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category
Cash and cash equivalents	$275	$—	$—	$275
Equity securities
International markets(a)(b)	2,443	—	—	2,443
Large-cap companies(b)	1,601	—	—	1,601
Mid-cap companies(b)	216	—	—	216
Small-cap companies(b)	21	—	—	21
Fixed Income
Corporate bonds(c)	—	2,094	—	2,094
Government securities(d)	—	1,172	—	1,172
U.S. municipal securities	—	57	—	57
Alternative investments
Private equity partnerships(e)	—	—	914	914
Common/collective and 103-12 investment trusts(f)	—	229	—	229
Insurance group annuity contracts	—	—	2	2
Dividend and interest receivable	38	—	—	38
Due to/from brokers for sale of securities—net	1	—	—	1
Other assets—net	2	—	—	2

Total	$4,597	$3,552	$916	$9,065

a)	Holdings are diversified as follows: 20 percent United Kingdom, 9 percent Japan, 9 percent France, 8 percent Switzerland, 8 percent Germany, 5 percent Netherlands, 5 percent Republic of Korea, 15 percent emerging markets and the remaining 22 percent with no concentration greater than 5 percent in any one country.
b)	There are no significant concentration of holdings by company or industry.
c)	Includes approximately 79 percent investments in corporate debt with a Standard and Poor’s (S&P) rating lower than A and 21 percent investments in corporate debt with an S&P rating A or higher. Holdings include 81 percent U.S. companies, 16 percent international companies and 3 percent emerging market companies.
d)	Includes approximately 88 percent investments in U.S. domestic government securities and 12 percent in emerging market government securities. There are no significant foreign currency risks within this classification.
e)	Includes limited partnerships that invest primarily in U.S. (92 percent) and European (8 percent) buyout opportunities of a range of privately held companies. The Master Trust does not have the right to redeem its limited partnership investment at its net asset value. Instead, the Master Trust receives distributions as the underlying assets are liquidated. It is estimated that the underlying assets of these funds will be gradually liquidated over the next 1 to 10 years. Additionally, the Master Trust has future funding commitments of approximately $331 million over the next 10 years.
f)	Investment includes 74 percent in an emerging market 103-12 investment trust with investments in emerging country equity securities, 14 percent in Canadian segregated balanced value, income growth and diversified pooled funds and 12 percent in a common/collective trust investing in securities of smaller companies located outside the U.S., including developing markets. Requests for withdrawals must meet specific requirements with advance notice of redemption preferred.

	Fair Value Measurements at December 31, 2011 (in millions)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Category
Cash and cash equivalents	$160	$—	$—	$160
Equity securities
International markets(a)(b)	1,939	—	—	1,939
Large-cap companies(b)	1,462	—	—	1,462
Mid-cap companies(b)	221	—	—	221
Small-cap companies(b)	17	—	—	17
Fixed Income
Corporate bonds(c)	—	1,866	—	1,866
Government securities(d)	—	1,205	—	1,205
U.S. municipal securities	—	52	—	52
Alternative investments
Private equity partnerships(e)	—	—	920	920
Common/collective and 103-12 investment trusts(f)	—	172	—	172
Insurance group annuity contracts	—	—	2	2
Dividend and interest receivable	42	—	—	42
Due to/from brokers for sale of securities—net	72	—	—	72
Other assets—net	2	—	—	2

Total	$3,915	$3,295	$922	$8,132

a)	Holdings are diversified as follows: 22 percent United Kingdom, 10 percent Japan, 9 percent France, 7 percent Switzerland, 6 percent Germany, 5 percent Netherlands, 5 percent Republic of Korea, 13 percent emerging markets and the remaining 23 percent with no concentration greater than 5 percent in any one country.
b)	There are no significant concentration of holdings by company or industry.
c)	Includes approximately 83 percent investments in corporate debt with a Standard and Poor’s (S&P) rating lower than A and 17 percent investments in corporate debt with an S&P rating A or higher. Holdings include 80 percent U.S. companies, 18 percent international companies and 2 percent emerging market companies.
d)	Includes approximately 89 percent investments in U.S. domestic government securities and 11 percent in emerging market government securities. There are no significant foreign currency risks within this classification.
e)	Includes limited partnerships that invest primarily in U.S. (92 percent) and European (8 percent) buyout opportunities of a range of privately held companies. The Master Trust does not have the right to redeem its limited partnership investment at its net asset value. Instead, the Master Trust receives distributions as the underlying assets are liquidated. It is estimated that the underlying assets of these funds will be gradually liquidated over the next 1 to 10 years. Additionally, the Master Trust has future funding commitments of approximately $335 million over the next 10 years.
f)	Investment includes 71 percent in an emerging market 103-12 investment trust with investments in emerging country equity securities, 16 percent in Canadian segregated balanced value, income growth and diversified pooled funds and 13 percent in a common/collective trust investing in securities of smaller companies located outside the U.S., including developing markets. Requests for withdrawals must meet specific requirements with advance notice of redemption preferred.